Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets pledged as collateral
Cash and balances at central banks	$ 1,031	$ 876
Financial assets at fair value held for trading	84,065	71,050
of which: assets pledged as collateral which may be sold or repledged by counterparties	44,627	38,532
Loans and advances to customers	71,123	70,342
Financial assets at fair value not held for trading	4,670	3,645
of which: assets pledged as collateral that may be sold or repledged by counterparties	3,202	2,566
Other financial assets measured at amortized cost	10,150	8,703
of which: assets pledged as collateral that may be sold or repledged by counterparties	8,689	7,891
Financial assets measured at fair value through other comprehensive income	43
of which: assets pledged as collateral that may be sold or repledged by counterparties	43
Total financial assets pledged as collateral	171,083	154,616
Other restricted financial assets
Amounts due from banks	2,794	2,570
Financial assets at fair value held for trading	179	264
Cash collateral receivables on derivative instruments	8,405	8,006
Loans and advances to customers	146	175
Other financial assets measured at amortized cost	4,852	4,186
Financial assets at fair value not held for trading	24,747	20,645
Financial assets measured at fair value through other comprehensive income	1,843	1,863
Other	285	128
Total other restricted financial assets	43,251	37,837
Total financial assets pledged and other restricted financial assets	214,334	192,453
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes, as well as undrawn contingency funding facilities	$ 42,600	$ 30,500